Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Reverse recapitalization	Reverse Recapitalization
As disclosed in note 1, the Reverse Recapitalization in May 2022 had been accounted for with reference to the principles of reverse acquisitions with PHCL being the accounting acquirer and Artisan the accounting acquiree. Accordingly, except for the capital structure, these financial statements had been presented as a continuation of the consolidated financial information of PHCL Group with:
•the assets and liabilities of PHCL Group recognized and measured at their carrying amounts immediately prior to the Reverse Recapitalization;
•the retained earnings and other equity balances of PHCL Group recognized at amounts immediately prior to the Reverse Recapitalization; and
•the financial information for periods prior to the Reverse Recapitalization being that of PHCL Group.
As Artisan, the accounting acquiree, did not meet the definition of a business for the purposes of IFRS 3, the Reverse Recapitalization is determined to be an acquisition of the net assets of Artisan together with an equity-settled share-based payment which was regarded as an issuance of certain of the Company’s Class A ordinary shares in exchange for a stock exchange listing service. The stock exchange listing service had been recorded in profit or loss and measured as the excess of fair value of the Company’s Class A ordinary shares issued to acquire Artisan over the fair value of Artisan’s identifiable net assets acquired, with the amount expensed as incurred:

Fair value of Artisan’s identifiable net assets acquired comprising		$23,600
Prepayments	$538
Cash and cash equivalent	30,364
Accrued expenses	(231)
Warrants liabilities (note (i))	(6,186)
Derivative liabilities (note (ii))	(885)
Less: Fair value of consideration comprising:
14,523,244 Company’s Class A ordinary shares		(113,147)
Share-based payment expense on listing		$(89,547)
Notes:
(i)The warrants liabilities acquired include those in relation to the warrants issued by Artisan to Artisan’s public investors and Artisan LLC, the sponsor. The holders of Artisan’s warrants (including public investors and the sponsor) received one warrant of the Company for each Artisan’s warrant, resulting in the issuance of 100,000 warrants of the Company (see note 27).
(ii)Prior to the initial public offering of Artisan, institution investors (“FPA Investors”) agreed to purchase an aggregate of 6,000,000 Class A ordinary shares of Artisan and 1,500,000 redeemable warrants of Artisan at a price of $10 per Class A ordinary share and 1⁄4 warrant of Artisan in a private placement to close immediately prior to the closing of Artisan merging with one or more entities. The investment commitments from FPA Investors represents a derivative liability of Artisan measured at FVTPL before the Initial Merger. As part of the Reverse Recapitalization, prior to the Initial Merger, the agreements with FPA Investors were amended such that FPA Investors committed to purchase a variable number of Class A ordinary shares and warrants of the Company at an aggregate price of $585 immediately prior to the closing of the Acquisition Merger. On May 18, 2022, the derivative liability was settled by issuing 400,000 Class A ordinary shares and 100,000 warrants of the Company to FPA Investors (see note 27).
The Reverse Recapitalization in May 2022 had also involved the following transactions:
•For additional capitalization, the Company issued 372,000 Class A ordinary shares to PIPE Investors on May 18, 2022, pursuant to the original subscription agreements dated on September 15, 2021 which was subsequently amended in 2023.
In the subscription agreements dated on September 15, 2021, PIPE Investors committed to purchase Class A ordinary shares of the Company at a price of $10 per share (equivalent to $150 per share after reverse stock split) upon listing. The subscription agreements were amended on March 30, 2022 such that PIPE Investors committed to purchase a variable number of Class A ordinary shares of the Company at an aggregate price of $55,800 upon listing. The amendment of the subscription agreements with PIPE Investors results in recognition of a derivative liability measured at fair value through profit or loss, with a debit in equity. Upon completion of the Reverse Recapitalization, the derivative liability was settled by issuing 516,000 Class A ordinary shares of the Company to PIPE Investors.
•Professional services expenditure of $18,232 were incurred to facilitate listing on NASDAQ, with $3,530 and $14,702 recognized as administrative and other operating expenses in the profit or loss for the years ended December 31, 2023 and 2022, respectively.